Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2019	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	20,385	—	20,385
Cash and cash equivalents	340,522	—	340,522

Current financial assets and cash and cash equivalents	360,907	—	360,907

As of December 31, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	27,091	—	27,091
Cash and cash equivalents	241,148	—	241,148

Current financial assets and cash and cash equivalents	268,239	—	268,239

Details of Cash and Cash Equivalents
Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
Cash and bank accounts	270,630	164,586
Money market funds	13,722	13,977
Fixed bank deposits	56,170	62,585

Total cash and cash equivalents	340,522	241,148